Financial Instruments (Schedule Of Estimated Fair Value Of Financial Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Loans receivable, Carrying amount	¥ 268,985	¥ 268,584
Loans receivable, Fair value	270,047	268,481
Long-term debt including current portion, Carrying amount	4,022,980	4,059,104
Long-term debt including current portion, Fair value	¥ 4,165,577	¥ 4,200,707